Term Loans (Tables)	3 Months Ended
Mar. 31, 2013
Original Loan Agreement [Member]
Debt Instrument [Line Items]
Term Loan Agreement, covenant terms, minimum liquidity
Periods	Liquidity
Closing Date through December 31, 2012	$1,000,000
January 1, 2013 through March 31, 2013	$1,500,000
April 1, 2013 through June 30, 2013	$2,000,000
July 1, 2013 through September 30, 2013	$2,500,000
October 1, 2013 and at all times thereafter	$3,000,000

Term Loan Agreement, covenant terms, capital expenditures

Periods	Capital Expenditures
Closing Date through December 31, 2012	$100,000
Closing Date through March 31, 2013	$200,000
Closing Date through June 30, 2013	$300,000
Four fiscal quarters ending on September 30, 2013	$400,000
Four fiscal quarters ending on each of December 31, 2013 and December 31, 2014	$500,000
Four fiscal quarters ending on each of March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015	$600,000
Four fiscal quarters ending on March 31, 2016, and each consecutive period of four fiscal quarters thereafter

Term Loan Agreement, covenant terms, debt leverage ratio

Period Ending On	Total Debt Leverage Ratio
December 31, 2012	3.50 to 1.00
March 31, 2013	3.50 to 1.00
June 30, 2013	3.00 to 1.00
September 30, 2013	2.75 to 1.00
December 31, 2013	2.50 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014	2.00 to 1.00
September 30, 2014	1.75 to 1.00
December 31, 2014	1.75 to 1.00
March 31, 2015	1.50 to 1.00
June 30, 2015	1.40 to 1.00
September 30, 2015	1.30 to 1.00
December 31, 2015	1.20 to 1.00
March 31, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Term Loan Agreement, covenant terms, senior debt leverage ratio

Period Ending On	Senior Debt Leverage Ratio
December 31, 2012	2.60 to 1.00
March 31, 2013	2.60 to 1.00
June 30, 2013	2.40 to 1.00
September 30, 2013	2.20 to 1.00
December 31, 2013	2.00 to 1.00
March 31, 2014	1.80 to 1.00
June 30, 2014	1.60 to 1.00
September 30, 2014	1.50 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.30 to 1.00
June 30, 2015	1.20 to 1.00
September 30, 2015	1.10 to 1.00
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Second Amendment to Loan Agreement [Member]
Debt Instrument [Line Items]
Term Loan Agreement, covenant terms, minimum liquidity

Periods	Liquidity
September 17, 2012 through November 13, 2012	$200,000
November 13, 2012 through December 31, 2012	$1,000,000
January 1, 2013 through March 22, 2013	$1,500,000
March 22, 2013 through June 30, 2013	$200,000
July 1, 2013 through September 30, 2013	$1,500,000
October 1, 2013 through December 31, 2013	$2,000,000
January 1, 2014 through March 31, 2014	$2,500,000
April 1, 2014 and at all times thereafter	$3,000,000

Term Loan Agreement, covenant terms, debt leverage ratio

Period Ending On	Total Debt Leverage Ratio
March 31, 2013	7.25 to 1.00
June 30, 2013	6.50 to 1.00
September 30, 2013	5.50 to 1.00
December 31, 2013	5.00 to 1.00
March 31, 2014	4.75 to 1.00
June 30, 2014	4.50 to 1.00
September 30, 2014	4.25 to 1.00
December 31, 2014	3.75 to 1.00
March 31, 2015	3.50 to 1.00
June 30, 2015	3.25 to 1.00
September 30, 2015	2.75 to 1.00
December 31, 2015	2.50 to 1.00
March 31, 2016	2.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

Term Loan Agreement, covenant terms, senior debt leverage ratio

Period Ending On	Senior Debt Leverage Ratio
March 31, 2013	5.10 to 1.00
June 30, 2013	5.00 to 1.00
September 30, 2013	4.50 to 1.00
December 31, 2013	3.50 to 1.00
March 31, 2014	3.25 to 1.00
June 30, 2014	3.00 to 1.00
September 30, 2014	2.75 to 1.00
December 31, 2014	2.50 to 1.00
March 31, 2015	2.25 to 1.00
June 30, 2015	2.00 to 1.00
September 30, 2015	1.75 to 1.00
December 31, 2015	1.50 to 1.00
March 31, 2016	1.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

Term Loan Agreement, covenant terms, fixed charge coverage ratio

Period Ending On	Fixed Charge Coverage Ratio
March 31, 2013	1.05 to 1.00
June 30, 2013	1.05 to 1.00
September 30, 2013	1.15 to 1.00
December 31, 2013	1.20 to 1.00
March 31, 2014	1.25 to 1.00
June 30, 2014	1.30 to 1.00
September 30, 2014	1.35 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.45 to 1.00
June 30, 2015	1.50 to 1.00
September 30, 2015	1.60 to 1.00
December 31, 2015	1.70 to 1.00
March 31, 2016	1.80 to 1.00
June 30, 2016	1.90 to 1.00
September 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

Term Loans [Member]
Debt Instrument [Line Items]
Components of bank debt
	March 31	December 31,
	2013	2012	2011
Term loan, UTA, net of debt discount of $0, $0 and $30,013	$-	$-	$744,987

Term loan, MidMarket Capital, net of debt discount of $172,934, $182,631 and $0	14,664,566	14,817,369	-

Convertible promissory notes, unsecured, matured in December 2012, unsecured	-	27,500	-

Promissory notes, unsecured, matured in October 2012	175,000	195,000	-

Promissory notes, secured, maturing in December 2018	44,491	53,396	-

8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013	-	-	112,500

Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component	-	-	8,000

18% convertible promissory note maturing in January 2013	-	210,000	-

Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component	9,500	9,500	39,500

Promissory note, unsecured, 15% interest, maturing in June 2013	100,000	-	-

Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012	200,000	200,000	200,000
	15,193,557	15,512,765	1,104,987
Less: Current portion of term loans	(3,666,491)	(3,632,528)	(1,104,987)

Long-term portion term loans, net of debt discount	$11,527,066	$11,880,237	$-

Schedule of future maturities
Year ending December 31,
2013	$1,465,179
2014	1,473,179
2015	2,123,179
2016	3,585,679
2017	6,865,549
Total	$15,512,765